INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

14.            INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

The Company’s fully-owned subsidiary, Trina Solar (Hong Kong) Enterprise Limited (“THK”) was subject to Hong Kong profit tax at a rate of 16.5% in 2010, 2011 and 2012. No Hong Kong profit tax has been provided as THK has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

The Company’s fully-owned subsidiary, Trina Solar Singapore Pte. Ltd. (“TSI”) and Trina Solar Energy Development Pte. Ltd. (“TED”) were subject to Singapore profit tax at a rate of 17% in 2010 and 2011, respectively. In 2012, TSI is subject to Singapore profit tax at a rate of 17% and TED is subject to a preferential Singapore profit tax at an effective rate of 5%, respectively. No Singapore profit tax has been provided as TSI and TED did not have assessable profit that was earned in or derived from Singapore during the year presented.

Switzerland

The statutory tax rate in Switzerland is 27.8%. The Company’s fully owned subsidiary, Trina Solar (Schweiz) AG (“TSW”) was subject to a preferential Switzerland profit tax at an effective rate of 10.12% in 2010, 7.65% in 2011 and 2012, respectively, pursuant to approved tax ruling.

Luxemburg

The statutory tax rate in Luxemburg is 28.8%.  The Company’s fully owned subsidiary, Trina Solar (Luxembourg) S.A.R.L. (“TLB”) has filed all necessary documents to obtain the ruling of participation exemption on the gain in Luxembourg. Subject to the participation exemption ruling agreed by the tax bureau, the capital gains tax rate derived from the disposal of projects is 0%.

United States

The Company’s fully owned subsidiaries, Trina Solar (U.S.) Holding Inc, (“TUH”), Trina Solar (U.S.) Inc. (“TUS”), Trina Solar (U.S.) Development LLC (“TUP”) and TP-CA-SOUTH LLC (“TP-CA”) were subject to United States income tax at a combined federal and state tax rate of 40% in 2010, 2011 and 2012, respectively.

Japan

The Company’s fully owned subsidiary, Trina Solar (Japan) Limited (“TJP”) was subject to Japan profit tax at a rate of 40% in 2010, 2011 and 2012, respectively.

Germany

The Company’s fully owned subsidiary, Trina Solar (Germany) GmbH (“TGM”) was subject to Germany profit tax at a rate of 32.9% in 2010, 2011 and 2012, respectively.

Italy

The Company’s fully owned subsidiary, Trina Solar (Italy) S.R.L. (“TIL”) was subject to Italian profit tax at a rate of 31.4% in 2010, 2011 and 2012, respectively.

Spain

The Company’s fully owned subsidiary, Trina Solar (Spain) S.L.U. (“TSP”) was subject to Spanish profit tax at a rate of 30.0% in 2010, 2011 and 2012, respectively.

PRC

Under PRC’s Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25%, and the EIT rate shall be reduced to 15% for state-encouraged High and New Technology Enterprises (“HNTE”). The Company’s PRC subsidiaries are subject to income tax at 25%, unless otherwise specified.  Trina China obtained a HNTE certificate in 2008 and was therefore entitled to a reduced EIT rate of 15% from 2008 to 2010. In 2011, Trina China renewed the HNTE certificate and therefore is subject to income tax rate at 15% from 2011 to 2013. TST obtained a HNTE certificate in 2011 and is therefore entitled to a reduced EIT rate of 15% from 2011 to 2013. Management is of the view that TST will continue its HNTE status upon renewal for another three years from 2014 to 2016.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 ($15,900) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2007 through 2012 on non-transfer pricing matters, and from 2002 through 2012 on transfer pricing matters.

As of January 1, 2012 and for the year ended December 31, 2012, the Company has no unrecognized tax benefits relating to uncertain tax positions. Also, the Company does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The operating results before income tax and the provision for income taxes by tax jurisdictions for the years ended December 31, 2010, 2011and 2012 is as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$

Income (loss) before income taxes:
PRC	181,458,007	(3,556,550)	(185,318,162)
Switzerland	200,309,460	(5,581,319)	(51,593,606)
United States	7,704,044	1,023,440	(36,911,818)
Other jurisdictions	(29,949,333)	(22,396,194)	(18,137,013)

Total income (loss) before income taxes	359,522,178	(30,510,623)	(291,960,599)

Current tax expense:
PRC	32,166,137	7,416,997	1,946,775
Switzerland	21,802,460	—	(4,327,859)
United States	3,457,769	3,249,978	876,505
Other jurisdictions	99,283	1,222,253	358,423
Total current tax expense	57,525,649	11,889,228	(1,146,156)

Deferred tax (benefit) expense:
PRC	(9,011,416)	(1,742,264)	(27,888,483)
Switzerland	(68,883)	534,770	762,913
United States	(376,152)	(2,834,865)	3,211,018
Other jurisdictions	—	(537,250)	(344,364)
Total deferred tax benefit	(9,456,451)	(4,579,609)	(24,258,916)

Total income taxes expense (benefit)	48,069,198	7,309,619	(25,405,072)

A reconciliation between the PRC statutory income tax rate of 25% and the effective income tax rate computed by income tax expense (benefit) and income (loss) before income taxes reported in the consolidated statements of operations is as follows:

	Years ended December 31,
	2010	2011	2012

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Tax rate differential for entities in non-PRC jurisdictions	(5.5)%	(18.2)%	(1.5)%
Tax rate differential for preferential rate	(2.4)%	(21.9)%	(0.4)%
Change in tax rate	(5.2)%	(2.8)%	—
Transfer pricing settlement in 2011	—	(6.2)%	—
Tax effect of permanent differences	0.0%	(0.4)%	0.3%
Change in valuation allowance	0.8%	0.5%	(15.5)%
Unrecognized tax benefits	0.7%	—	—
Others	—	—	0.8%
	13.4%	(24.0)%	8.7%

The principal components of deferred income tax assets are as follows:

	Years ended December 31,
	2011	2012
	$	$
Deferred tax assets:
Bad debts provision	5,371,073	18,584,579
Accrued expenses	8,475,330	7,242,862
Government subsidy	4,263,756	5,120,021
Inventory write-down	2,550,720	12,634,284
Advance to suppliers provision	2,494,574	3,222,258
Warranty provision	14,442,248	15,655,062
Net operating loss carryforwards	2,448,583	44,525,527
Others	3,449	2,482,504

Total gross deferred tax assets	40,049,733	109,467,097

Valuation allowance on deferred tax assets	(10,544,364)	(55,702,812)
Net deferred tax assets	29,505,369	53,764,285

Analysis as:
Current	10,466,825	12,716,521
Noncurrent	19,038,544	41,047,764
Total	29,505,369	53,764,285

The increase in the valuation allowance for the years ended December 31, 2010, 2011 and 2012 were $2,934,446, $201,569 and $45,158,448, respectively. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. As of December 31, 2012, the valuation allowance of $55,702,812 was related to the deferred income tax assets of Trina China, TST and certain subsidiaries in Europe and United States. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liability, projected future taxable income and tax planning strategies in making this assessment.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible or can be utilized, management believes it is more likely than not that the deferred tax asset, net of the valuation allowance as of December 31, 2012, will be realized. In order to fully utilize the net deferred income tax asset as of December 31, 2012, the Company will need to generate future taxable income of approximately $226,815,580. However, the amount of the deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The net operating losses carryforwards of the Company’s PRC subsidiaries amounted to $159,425,266 as of December 31, 2012, which will expire if unused by December 31, 2017. The net operating losses carryforwards of the Company’s subsidiary in Switzerland amounted to $ 32,677,106 as of December 31, 2012, which will expire if unused by December 31, 2019.

The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized a deferred tax liability of $25.5 million for the undistributed earnings resides in its PRC-resident enterprise of approximately $255.3 million as of December 31, 2012, as the Company plans to reinvest these earnings indefinitely in the PRC.